9 Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	R$ 355,570	R$ 421,184	R$ 171,609
Sectorial financial assets, noncurrent	118,419	257,635	171,609
Sectorial financial liabilities, current			192,819
Sectorial financial liabilities, noncurrent	(102,284)	(96,531)	R$ (90,700)
Electricity Rate Adjustment Recoverable 2018 [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		163,549
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | Electricity Purchased For Resale - Cva Energ [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		274,495
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | Electricity Purchased For Resale - Itaipu [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		278,072
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | Transport Of Energy Using The Transmission System - Basic Grid [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		28,100
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		8,312
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | System Service Charges - ESS [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(240,248)
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | Energy Development Account - CDE [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		16,434
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Adjusting Portion A [Member] | Proinfa [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		3,007
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Other Financial Components [Member] | Neutrality [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		42,605
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Other Financial Components [Member] | Overcontracting [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(46,972)
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Other Financial Components [Member] | Hydrological Risk [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(175,117)
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Other Financial Components [Member] | Tariff Refunds [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		(36,840)
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Other Financial Components [Member] | CVA Angra III Adjustment [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		6,272
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2018 [Member] | Other Financial Components [Member] | Others [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current		5,429
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2019 [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	237,150	257,635
Sectorial financial assets, noncurrent		257,635
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Electricity Purchased For Resale - Cva Energ [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	235,192	176,198
Sectorial financial assets, noncurrent		176,198
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Electricity Purchased For Resale - Itaipu [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	342,647	304,086
Sectorial financial assets, noncurrent		304,086
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Transport Of Energy Using The Transmission System - Basic Grid [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(47,214)	(29,307)
Sectorial financial assets, noncurrent		(29,307)
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	9,937	7,469
Sectorial financial assets, noncurrent		7,469
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | System Service Charges - ESS [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(160,277)	(120,862)
Sectorial financial assets, noncurrent		(120,862)
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Energy Development Account - CDE [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	98,722	71,325
Sectorial financial assets, noncurrent		71,325
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Proinfa [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	8,528	(10)
Sectorial financial assets, noncurrent		(9)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Neutrality [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	29,690	40,212
Sectorial financial assets, noncurrent		40,212
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Overcontracting [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(116,673)	(95,722)
Sectorial financial assets, noncurrent		(95,722)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Hydrological Risk [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(119,416)	(71,958)
Sectorial financial assets, noncurrent		(71,958)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Tariff Refunds [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(43,538)	(23,796)
Sectorial financial assets, noncurrent		(23,796)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Others [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(448)
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Offset Of Energy Surplus/Deficit Under CCEAR Bilateral Contracts [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current
Sectorial financial assets, noncurrent
Electricity Rate Adjustment Recoverable 2019 [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	118,420
Sectorial financial assets, noncurrent	118,419
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Electricity Purchased For Resale - Cva Energ [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	15,298
Sectorial financial assets, noncurrent	15,298
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Electricity Purchased For Resale - Itaipu [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	225,340
Sectorial financial assets, noncurrent	225,340
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Transport Of Energy Using The Transmission System - Basic Grid [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	30,126
Sectorial financial assets, noncurrent	30,126
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	7,227
Sectorial financial assets, noncurrent	7,227
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | System Service Charges - ESS [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(52,336)
Sectorial financial assets, noncurrent	(52,336)
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Energy Development Account - CDE [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	27,103
Sectorial financial assets, noncurrent	27,103
Electricity Rate Adjustment Recoverable 2019 [Member] | Adjusting Portion A [Member] | Proinfa [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(30)
Sectorial financial assets, noncurrent	(30)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Neutrality [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	9,408
Sectorial financial assets, noncurrent	9,408
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Overcontracting [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(25,725)
Sectorial financial assets, noncurrent	(25,725)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Hydrological Risk [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(113,872)
Sectorial financial assets, noncurrent	(113,872)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Tariff Refunds [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	(24,215)
Sectorial financial assets, noncurrent	(24,216)
Electricity Rate Adjustment Recoverable 2019 [Member] | Other Financial Components [Member] | Offset Of Energy Surplus/Deficit Under CCEAR Bilateral Contracts [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial assets, current	20,096
Sectorial financial assets, noncurrent	20,096
Tariff Review 2021 [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current
Sectorial financial liabilities, noncurrent	(102,284)	(96,531)
Tariff Review 2021 [Member] | Financial Components [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current
Sectorial financial liabilities, noncurrent	(102,284)	(96,531)
Tariff Review 2021 [Member] | Financial Components [Member] | Tariff Refunds [Member]
DisclosureOfNetSectorialFinancialAssetsAndLiabilitiesLineItems [Line Items]
Sectorial financial liabilities, current
Sectorial financial liabilities, noncurrent	R$ (102,284)	R$ (96,531)